Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 29, 2018
Registrant Name	PROFUNDS
Central Index Key	0001039803
Amendment Flag	false
Document Creation Date	Nov. 29, 2018
Document Effective Date	Nov. 29, 2018
Prospectus Date	May 01, 2018
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MPIXX
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MPSXX